Organization and Reorganization - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 01, 2020 shares	May 20, 2019	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
OrganizationConsolidationAndPresentationOfFinancialStatements [Line Items]
Dated of incorporation			Oct. 01, 2010	Oct. 01, 2010
Net loss			¥ 82,200	$ 12,595	¥ 132,957	¥ 9,342
Cash flows operating activities			40,000	$ 6,130	(95,753)	¥ 13,962
Accumulated deficit			(2,239,300)		(2,003,031)		$ (343,185)
Cash and cash equivalents			315,459		82,709		48,300
IPO [Member]
OrganizationConsolidationAndPresentationOfFinancialStatements [Line Items]
Working Capital			131,300				$ 20,100
IPO [Member] | Common Class A [Member]
OrganizationConsolidationAndPresentationOfFinancialStatements [Line Items]
Stock issued, during the period | shares	82,000,000
Variable Interest Entity Not Primary Beneficiary [Member]
OrganizationConsolidationAndPresentationOfFinancialStatements [Line Items]
Obligations to settle of variable interest entity | ¥			¥ 51,000		¥ 51,000
Lizhi BVI [Member]
OrganizationConsolidationAndPresentationOfFinancialStatements [Line Items]
Place of incorporation			British Virgin Islands	British Virgin Islands
Guangzhou Tiya [Member]
OrganizationConsolidationAndPresentationOfFinancialStatements [Line Items]
Service fee percentage of after tax profit		90.00%